Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 4,390,293	$ 688,933	¥ 6,705,612	¥ 1,038,897
Short-term investments	193,672	30,391	0
Total current assets	6,347,323	996,033	7,589,976
Non-current assets
Other non-current assets	342,573	53,755	193,145
Total non-current assets	12,334,628	1,935,572	8,669,622
Total assets	18,681,951	2,931,605	16,259,598
Current liabilities
Amounts due to related parties	38,832	6,094	37,468
Total current liabilities	4,301,347	674,975	1,832,940
Non-current liabilities
Other non-current liabilities	196,400	30,819	260,225
Total non-current liabilities	4,265,972	669,424	4,687,190
Total liabilities	8,567,319	1,344,399	6,520,130
Shareholders’ equity
Ordinary shares	46	7	46
Statutory reserves	189,700	29,768	82,792
Accumulated other comprehensive loss	(257,977)	(40,482)	(172,586)	¥ 40,011	¥ 18,044
Accumulated deficit	(463,465)	(72,728)	(681,300)
Total shareholders’ equity	10,114,632	1,587,206	9,739,468
Total liabilities and shareholders’ equity	18,681,951	2,931,605	16,259,598
Parent Company
Current assets
Cash and cash equivalents	459,522	72,109	3,514,736
Short-term investments	63,726	10,000
Amounts due from subsidiaries of the Group	2,890	454	2,894
Other current assets	2,964	465
Total current assets	529,102	83,028	3,517,630
Non-current assets
Investment in and amounts due from subsidiaries of the Group	9,657,859	1,515,528	6,318,785
Other non-current assets	595	93
Total non-current assets	9,658,454	1,515,621	6,318,785
Total assets	10,187,556	1,598,649	9,836,415
Current liabilities
Amounts due to related parties	31,600	4,959	36,978
Accrued expenses and other payables	18,721	2,937	28,410
Total current liabilities	50,321	7,896	65,388
Non-current liabilities
Other non-current liabilities	22,603	3,547	31,559
Total non-current liabilities	22,603	3,547	31,559
Total liabilities	72,924	11,443	96,947
Shareholders’ equity
Ordinary shares	46	7	46
Additional paid-in capital	10,646,328	1,670,641	10,510,516
Statutory reserves	189,700	29,768	82,792
Accumulated other comprehensive loss	(257,977)	(40,482)	(172,586)
Accumulated deficit	(463,465)	(72,728)	(681,300)
Total shareholders’ equity	10,114,632	1,587,206	9,739,468
Total liabilities and shareholders’ equity	¥ 10,187,556	$ 1,598,649	¥ 9,836,415